Earnout Liability - Additional Information (Details) - Business Combination - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Earnout deadline date	May 26, 2027	May 26, 2027
Maximum
Loss Contingencies [Line Items]
Number of earnout securities shareholder entitled to vest if certain share price targets achieved	11,587,500	11,587,500
Share Price Equals or Exceeds 15.00 Per Share [Member]
Loss Contingencies [Line Items]
Share Price	$ 15	$ 15
Common stock transfers threshold trading days	20 days	20 days
Number of consecutive trading days for determining the share price	30 days	30 days
Share Price Equals or Exceeds 17.50 Per Share [Member]
Loss Contingencies [Line Items]
Share Price	$ 17.5	$ 17.5
Common stock transfers threshold trading days	20 days	20 days
Number of consecutive trading days for determining the share price	30 days	30 days
Class A Common Stock | Share Price Equals or Exceeds 12.50 Per Share [Member]
Loss Contingencies [Line Items]
Share Price	$ 12.5	$ 12.5
Common stock transfers threshold trading days	20 days	20 days
Number of consecutive trading days for determining the share price	30 days	30 days